Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions

		December 31, 2018
	Provision
	for self-			Expected
	insured	Provision	Onerous	project
	liabilities	for claims	contracts	losses	Total
	$	$	$	$	$

Provision, beginning of the year	72.5	18.9	4.8	-	96.2
Current year provisions	25.1	4.0	13.3	15.6	58.0
Acquisitions	-	0.8	0.6	-	1.4
Paid or otherwise settled	(24.9)	(9.8)	(5.8)	-	(40.5)
Impact of foreign exchange	4.3	0.9	0.3	-	5.5

	77.0	14.8	13.2	15.6	120.6

Less current portion	3.8	11.3	11.7	15.6	42.4

Long-term portion	73.2	3.5	1.5	-	78.2

		December 31, 2017
	Provision
	for self-
	insured	Provision	Onerous
	liabilities	for claims	contracts	Total
	$	$	$	$

Provision, beginning of the year	69.4	25.2	10.8	105.4
Current year provisions	23.9	2.3	0.7	26.9
Acquisitions	-	0.2	-	0.2
Paid or otherwise settled	(17.5)	(6.8)	(6.4)	(30.7)
Impact of foreign exchange	(3.3)	(2.0)	(0.3)	(5.6)

	72.5	18.9	4.8	96.2

Less current portion	6.6	18.8	2.7	28.1

Long-term portion	65.9	0.1	2.1	68.1